Summary of Significant Accounting Policies - Customer Relationships and Acquisition Costs and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortizable intangible assets
NET CARRYING AMOUNT	$ 1,181,043	$ 1,326,977
Amortization	215,350	204,507	$ 201,878
Included in Depreciation and Amortization
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2022	134,107
2023	128,681
2024	123,412
2025	117,306
2026	115,966
Thereafter	557,040
Customer relationship intangible assets
Amortizable intangible assets
GROSS CARRYING AMOUNT	1,835,949	1,852,700
ACCUMULATED AMORTIZATION	(763,943)	(668,547)
NET CARRYING AMOUNT	$ 1,072,006	1,184,153
Customer relationship intangible assets | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Customer relationship intangible assets | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	30 years
Customer Inducements
Amortizable intangible assets
GROSS CARRYING AMOUNT	$ 51,403	49,098
ACCUMULATED AMORTIZATION	(28,400)	(26,923)
NET CARRYING AMOUNT	$ 23,003	22,175
Customer Inducements, Current Record Management Vendor Or Payments To Customers | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	1 year
Customer Inducements, Current Record Management Vendor Or Payments To Customers | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Customer relationship intangible assets
Amortizable intangible assets
Amortization	$ 117,761	117,514	117,972
Data center in-place leases and tenant relationships
Amortizable intangible assets
Amortization	42,333	42,637	46,696
Data center lease-based intangible assets
Amortizable intangible assets
GROSS CARRYING AMOUNT	278,904	269,988
ACCUMULATED AMORTIZATION	(192,870)	(149,339)
NET CARRYING AMOUNT	86,034	120,649
GROSS CARRYING AMOUNT	12,782	12,854
ACCUMULATED AMORTIZATION	(6,923)	(5,943)
NET CARRYING AMOUNT	5,859	6,911
Third-party commissions asset and other finite-lived intangible assets
Amortizable intangible assets
GROSS CARRYING AMOUNT	33,947	34,317
ACCUMULATED AMORTIZATION	(13,716)	(8,761)
NET CARRYING AMOUNT	20,231	25,556
Amortization	6,987	7,004	7,957
Customer inducements and data center above-market and below-market leases
Amortizable intangible assets
Amortization	8,852	$ 9,878	$ 13,703
Customer inducements and data center above-market and below-market leases | Amortization Expense Charged To Revenues
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2022	6,367
2023	4,628
2024	2,599
2025	1,506
2026	1,187
Thereafter	$ 2,616